INVENTORIES (Schedule of Inventories) (Details) ¥ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Materials and supplies | ¥			¥ 8,437
Finished goods | ¥			2,120
Inventories | ¥			¥ 10,557
USD [Member]
ForeignCurrencyLineItems [Line Items]
Materials and supplies | $
Finished goods | $
Inventories | $